Deposits (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits Details Narrative
Certificates of deposit $100,000 or more	$ 66,900	$ 70,900
Weighted average interest rate on brokered certificate of deposit	1.40%
Certificates of Deposit issued through CDARS	$ 14,200	$ 18,300